STOCKHOLDERS EQUITY AND EARNINGS PER SHARE - Stockholders’ Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 28, 2018 $ / shares shares	Oct. 24, 2018 USD ($) $ / shares shares	May 17, 2016 USD ($) $ / shares	Oct. 31, 2018 shares	Mar. 31, 2018 $ / shares shares	May 31, 2016 shares	Mar. 31, 2018 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($) shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 30, 2019 shares
Share Data
Shares repurchased					400,000
Repurchase Price Per Share | $ / shares					$ 4.95
Cash paid for repurchase of common stock | $							$ 1,967		$ 1,967
Reverse stock split ratio				0.397
Option to purchase additional shares from selling stockholders, period		30 days
Percentage used to calculate the difference in strike price and dividend			70
Cash dividend paid (per share) | $ / shares			$ 5.54
Dividend paid | $			$ 451,300						2,500	$ 2,800	$ 2,600
Total dividends | $			$ 7,900
Dividend accrued | $									$ 300
Number of shares authorized, common stock				200,000,000					600,000,000	600,000,000		600,000,000
Number of shares authorized, preferred stock									30,000,000	30,000,000		30,000,000
Increase in preferred stock, shares authorized				30,000,000
Total number of shares authorized				630,000,000
Shares, Issued				0
Board of Directors
Share Data
Reverse stock split ratio						2,000
Board of Directors | Minimum
Share Data
Number of shares authorized, common stock						200,000
Board of Directors | Maximum
Share Data
Number of shares authorized, common stock						400,000,000
Forecast
Share Data
Dividend payable | $								$ 600
Total dividends | $								$ 7,900
IPO
Share Data
Cumulative common stock sold		16,000,000
Company's common stock sold		2,500,000
Common stock sold by selling stockholders		13,500,000
Public offering, shares issued price (per share) | $ / shares		$ 18.00
Net proceeds after deducting underwriting discounts and commissions | $		$ 42,400
IPO underwriting discounts and commissions | $		2,600
IPO offering costs incurred | $		$ 4,600
Additional allotment option
Share Data
Common stock sold by selling stockholders	918,830	2,400,000
Public offering, shares issued price (per share) | $ / shares	$ 18.00